UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
September 1, 2025 through September 30, 2025

Commission File Number of issuing entity: 333-75276
Central Index Key Number of issuing entity: 0001163321

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 000-25762
Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01
Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288
CAPITAL ONE, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
(703) 720-3148
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)	c/o Capital One Funding, LLC 1600 Capital One Drive Room 27907A McLean, VA 22102 (Address of principal executive offices of issuing entity)

804-284-2500 (Telephone number, including area code)	804-284-2500 (Telephone number, including area code)

Not Applicable (I.R.S. Employer Identification No.)	Not Applicable (I.R.S. Employer Identification No.)

N/A (Former name, former address, if changed since last report)	N/A (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X      No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information
Response to Item 1 is set forth in Exhibits 99.1 and 99.2.
ITEM 2 – Legal Proceedings

The most current information or update to this item, as of the end of the monthly reporting period to which this report relates, was previously reported by the Capital One Multi-asset Execution Trust (the “COMET”) (Central Index Key (CIK) number 0001163321, Commission File Number 333-75276). See prospectuses dated September 09, 2025 relating to COMET’s Class A(2025-1) Card series notes and Class A(2025-2) Card series notes, respectively, each filed on September 11, 2025 (each, a “Prospectus”).

ITEM 3 – Sales of Securities and Use of Proceeds

On September 16, 2025, COMET issued its Class A(2025-1) Notes and Class A(2025-2) Notes. Information regarding the sale of the Class A(2025-1) Notes and Class A(2025-2) Notes has been previously reported in the related Prospectus.

ITEM 7 – Change in Sponsor Interest in the Securities

Capital One Funding, LLC, a wholly-owned subsidiary of Capital One, National Association, a national banking association is the sole holder of all outstanding Class B Card series notes, Class C Card series notes and Class D Card series notes.

On September 16, 2025, the outstanding dollar principal amount of:
•the Class B Card series notes was increased in the amount of approximately $170,000,000.00;
•the Class C Card series notes was increased in the amount of approximately $170,000,000.00; and
•the Class D Card series notes was increased in the amount of approximately $56,907,602.88.

After giving effect to these increases, as of September 16, 2025, the outstanding dollar principal amount of:
•the Class B Card series notes was approximately $925,000,000.00;
•the Class C Card series notes was approximately $925,000,000.00; and
•the Class D Card series notes was approximately $306,187,643.57.

Subject to certain restrictions on transfer, Capital One Funding may, at any time and from time to time, sell or otherwise transfer all or any portion of the interest in the notes that it owns.

ITEM 10 - Exhibits

Exhibit 99.1    Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2    Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 15, 2025

CAPITAL ONE FUNDING, LLC, as Depositor to Capital One Multi-asset Execution Trust and Capital One Master Trust

By:	/s/ Eric Bauder
Name:	Eric Bauder
Title:	Assistant Vice President, Treasurer

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